Redeemable convertible preferred stock (Details) - Schedule of redeemable convertible preferred stock	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Schedule of redeemable convertible preferred stock [Abstract]
Authorized par value | shares	307,299
Shares issued and outstanding | shares	307,298.151
Aggregate redemption amount | $	$ 253,045,305
Carrying value | $	$ 207,417,237
Series A [Member]
Schedule of redeemable convertible preferred stock [Abstract]
Authorized par value | shares	95,418
Shares issued and outstanding | shares	95,418
Issuance price per share | $ / shares	$ 62.8
Per share conversion price | $ / shares	$ 62.8
Aggregate redemption amount | $	$ 11,987,196
Carrying value | $	$ 9,814,725
Series B [Member]
Schedule of redeemable convertible preferred stock [Abstract]
Authorized par value | shares	49,635
Shares issued and outstanding | shares	49,635
Issuance price per share | $ / shares	$ 377.8
Per share conversion price | $ / shares	$ 377.8
Aggregate redemption amount | $	$ 37,500,000
Carrying value | $	$ 32,074,289
Series C [Member]
Schedule of redeemable convertible preferred stock [Abstract]
Authorized par value | shares	4,910
Shares issued and outstanding | shares	4,909.756
Issuance price per share | $ / shares	$ 1,018.4
Per share conversion price | $ / shares	$ 1,018.4
Aggregate redemption amount | $	$ 10,000,000
Carrying value | $	$ 8,412,280
Series D [Member]
Schedule of redeemable convertible preferred stock [Abstract]
Authorized par value | shares	91,195
Shares issued and outstanding | shares	91,194.915
Issuance price per share | $ / shares	$ 666.7
Per share conversion price | $ / shares	$ 666.7
Aggregate redemption amount | $	$ 121,000,000
Carrying value | $	$ 87,189,092
Series U [Member]
Schedule of redeemable convertible preferred stock [Abstract]
Authorized par value | shares	66,141
Shares issued and outstanding | shares	66,140.48
Issuance price per share | $ / shares	$ 1,048.4
Per share conversion price | $ / shares	$ 1,048.4
Aggregate redemption amount | $	$ 72,558,109
Carrying value | $	$ 69,926,851